UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock MuniHoldings Insured Fund II, Inc. (MUE) SEMI-ANNUAL REPORT MARCH 31, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	–5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	–2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+5.23	+7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+0.75	+1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	– 4.01	–3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets,

we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of March 31, 2008 (Unaudited)

Investment Objective

BlackRock MuniHoldings Insured Fund II, Inc. (MUE) seeks to provide shareholders with current income exempt from federal income taxes by investing primarily in a portfolio of long-term, investment grade municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income taxes.

Performance

For the six months ended March 31, 2008, the Fund returned –3.03% based on market price, with dividends reinvested. The Fund’s return based on net asset value (NAV) was –3.09%, with dividends reinvested. For the same period, the Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of –3.64% on an NAV basis. The Fund’s performance was influenced by a few key factors: On the positive side, we were sig-
nificantly overweight in prerefunded bonds, which tend to have intermediate maturities. This benefited performance as the yield curve steepened and short and intermediate maturities outperformed. Conversely, pressure on municipal bond insurers affected the entire insured municipal marketplace, and this weighed on the performance of the Fund and its peers.

Fund Information

Symbol on New York Stock Exchange	MUE
Initital Offering Date	February 26, 1999
Yield on Closing Market Price as of March 31, 2008 ($11.72)*	5.12%
Tax Equivalent Yield**	7.88%
Current Monthly Distribution per share of Common Stock***	$.05
Current Annualized Distribution per share of Common Stock***	$.60
Leverage as of March 31, 2008****	41%

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
** Tax equivalent yield assumes the maximum federal tax rate of 35%.
*** The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Stock
(“Preferred Stock”) that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund’s market price and net asset value per share:

	3/31/08	9/30/07	Change	High	Low

Market Price	$11.72	$12.39	(5.41%)	$12.64	$11.26
Net Asset Value	$12.97	$13.72	(5.47%)	$13.97	$12.44

The following charts show the portfolio composition and credit quality allocations of the Fund’s long-term investments:

Portfolio Composition

Sector	3/31/08	9/30/07

Transportation	20%	13%
City, County & State	20	22
Hospital	10	10
Lease Revenue	9	7
Tax Revenue	8	12
Education	8	9
Power	8	8
Housing	8	9
Water & Sewer	5	3
Industrial & Pollution Control	4	7

Credit Quality Allocations*

Credit Rating	3/31/08	9/30/07

AAA/Aaa	81%	92%
AA/Aa	11	2
A/A	8	3
BBB/Baa	—	3

* Using the higher of Standard & Poor’s or Moody’s Investors
Service ratings.

4 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

The Benefits and Risks of Leveraging

BlackRock MuniHoldings Insured Fund II, Inc. utilizes leveraging to seek to enhance the yield and net asset value of its Common Stock. However, these objectives cannot be achieved in all interest rate environments.
To leverage, the Fund issues Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-
term municipal bonds. The interest earned on these investments, net of dividends to Preferred Stock, is paid to Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV of the Fund’s Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund’s Common Stock capitalization of $100 million and the issuance of Preferred Stock for an additional
$50 million, creating a total value of $150 million available for invest-
ment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately
6%, the yield curve has a strongly positive slope. The fund pays divi-
dends on the $50 million of Preferred Stock based on the lower short-
term interest rates. At the same time, the fund’s total portfolio of $150 million earns the income based on long-term interest rates. Of course, increases in short-term interest rates would reduce (and even eliminate)
the dividends on the Common Stock.

In this case, the dividends paid to Preferred Stock shareholders are significantly lower than the income earned on the fund’s long-term investments, and therefore the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the fund’s Common Stock (that is, its price as listed on the New York
Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock’s NAV will reflect the full decline in the price of the portfolio’s investments, since the value of the fund’s
Preferred Stock does not fluctuate. In addition to the decline in NAV, the market value of the fund’s Common Stock may also decline.

As of March 31, 2008, the Fund’s leverage amount, due to Preferred
Stock, was 41% of managed assets, before the deduction of
Preferred Stock.

As a part of its investment strategy, the Fund may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-
exempt securities. To the extent the Fund invests in inverse floaters, the market value of the Fund’s portfolio and net asset value of the Fund’s shares may also be more volatile than if the Fund did not invest in these securities. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

5

Schedule of Investments March 31, 2008 (Unaudited) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Alabama — 1.2%
Jefferson County, Alabama, Limited Obligation School
Warrants, Series A, 5.50% due 1/01/2022	$ 3,580	$ 3,413,637

Alaska — 1.4%
Anchorage, Alaska, Water Revenue Refunding Bonds (a):
6% due 9/01/2009 (b)	370	394,890
6% due 9/01/2024	1,630	1,691,647
Matanuska-Susitna Boro, Alaska, GO, Series A, 6%
due 3/01/2010 (b)(c)	1,700	1,817,249

		3,903,786

Arkansas — 4.1%
Arkansas State Development Finance Authority, M/F
Mortgage Revenue Refunding Bonds, Series C, 5.35%
due 12/01/2035 (c)(d)	12,215	11,904,373

California — 22.0%
California State, Various Purpose, GO, 5.25%
due 12/01/2022 (e)	2,935	3,063,436
California State, Veterans, GO, Refunding, AMT,
Series BZ, 5.35% due 12/01/2021 (c)	9,350	9,351,309
Dixon, California, Unified School District, GO
(Election of 2002), 5.20% due 8/01/2044 (e)	2,405	2,418,516
Modesto, California, Schools Infrastructure Financing
Agency, Special Tax Bonds, 5.50% due 9/01/2036 (a)	4,240	4,294,611
Palomar Pomerado Health Care District, California,
GO (Election of 2004), Series A, 5.125%
due 8/01/2037 (c)	7,365	7,394,313
Port of Oakland, California, Revenue Bonds, AMT,
Series K, 5.75% due 11/01/2021 (f)	3,000	3,025,980
Port of Oakland, California, Revenue Refunding Bonds,
AMT, Series L, 5.375% due 11/01/2027 (f)	5,000	4,838,100
Rancho Cucamonga, California, Redevelopment
Agency, Tax Allocation Refunding Bonds (Rancho
Redevelopment Project), Series A, 5%
due 9/01/2034 (c)	1,500	1,478,295
Roseville, California, Joint Union High School District, GO
(Election of 2004), Series A, 5% due 8/01/2029 (f)	2,985	2,991,209
Sacramento, California, City Financing Authority, Capital
Improvement Revenue Bonds, 5% due 12/01/2027 (a)	150	149,431
San Diego, California, Community College District, GO
(Election of 2002), 5% due 5/01/2030 (e)	1,480	1,488,702
San Francisco, California, City and County Airport
Commission, International Airport, Special Facilities
Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
Series A, 6.10% due 1/01/2020 (e)	1,250	1,276,875
San Jose, California, GO (Libraries, Parks and Public
Safety Projects), 5% due 9/01/2030 (c)	3,800	3,814,136
Sequoia, California, Unified High School District, GO,
Refunding, Series B, 5.50% due 7/01/2035 (e)	5,190	5,416,699

	Par
Municipal Bonds	(000)	Value

California (concluded)
Stockton, California, Public Financing Revenue Bonds
(Redevelopment Projects), Series A (g):
5.25% due 9/01/2031	$ 4,485 $	4,407,679
5.25% due 9/01/2034	2,930	2,848,312
Vista, California, COP (Community Projects),
5% due 5/01/2037 (c)	5,400	5,286,276

		63,543,879

Colorado — 3.9%
Aurora, Colorado, COP, 5.75% due 12/01/2010 (a)(b)	6,285	6,810,740
Colorado HFA, Revenue Refunding Bonds (S/F Program),
AMT, Senior Series A-2, 7.50% due 4/01/2031	200	207,982
Colorado Health Facilities Authority, Hospital Revenue
Refunding Bonds (Poudre Valley Health Care), Series A,
5.75% due 12/01/2009 (b)(e)	4,000	4,276,800

		11,295,522

Connecticut — 0.5%
Connecticut State, GO, Refunding, Series D, 5%
due 12/01/2024 (c)	1,520	1,561,496

District of Columbia — 1.3%
District of Columbia, Deed Tax Revenue Bonds (Housing
Production Trust Fund — New Communities Project),
Series A, 5% due 6/01/2032 (c)	2,500	2,475,600
Metropolitan Washington Airports Authority, D.C.,
Airport System Revenue Bonds, AMT, Series B,
5% due 10/01/2036 (f)	1,525	1,340,536

		3,816,136

Florida — 26.3%
Broward County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series E,
5.90% due 10/01/2039 (i)(j)	2,310	2,411,086
Hillsborough County, Florida, HFA, S/F Mortgage
Revenue Bonds, AMT, Series 1, 5.375%
due 10/01/2049 (i)(j)	3,385	3,359,240
Hillsborough County, Florida, IDA, Hospital Revenue
Bonds (H. Lee Moffitt Cancer Center Project),
Series A, 5.25% due 7/01/2037	5,200	4,917,744
Hillsborough County, Florida, IDA, PCR, Refunding
(Tampa Electric Company Project), Series B, 5.15%
due 9/01/2025	1,200	1,190,448
Jacksonville, Florida, Health Facilities Authority, Hospital
Revenue Bonds (Baptist Medical Center Project),
5% due 8/15/2037 (e)	7,740	7,553,311
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
(Multi-County Program), AMT, Series A-2, 6%
due 9/01/2040 (i)(j)	4,500	4,784,895
Lee Memorial Health System, Florida, Hospital Revenue
Bonds, Series A, 5% due 4/01/2032 (a)	5,000	4,850,450
Miami, Florida, Special Obligation Revenue Bonds
(Street and Sidewalk Improvement Program),
5% due 1/01/2037 (c)	3,500	3,436,860

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
Schedule of Investments, we have abbreviated the	CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
names of many of the securities according to the	COP	Certificates of Participation	M/F	Multi-Family
list on the right.	DRIVERS	Derivative Inverse Tax-Exempt Receipts	PCR	Pollution Control Revenue Bonds
	EDA	Economic Development Authority	S/F	Single-Family
	GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.	HDA	Housing Development Authority

6 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)
Miami-Dade County, Florida, Aviation Revenue
Bonds, DRIVERS, Series A, 7.444%
due 10/01/2011 (e)(h)	$ 34	$ 27,446
Miami-Dade County, Florida, Aviation Revenue
Refunding Bonds (Miami International Airport),
AMT, Series A, 5% due 10/01/2040 (c)(k)	7,390	6,586,707
Miami-Dade County, Florida, School Board, COP,
Series A, 5% due 5/01/2021 (e)(f)	5,000	5,053,250
Miami-Dade County, Florida, Special Obligation
Revenue Bonds, Sub-Series A, 5.24%
due 10/01/2037 (c)(l)	3,670	656,123
Okaloosa County, Florida, Water and Sewer Revenue
Refunding Bonds, 5% due 7/01/2036 (e)	2,100	2,080,995
Orlando, Florida, Senior Tourist Development Tax Revenue
Bonds (6th Cent Contract Payments), Series A, 5.25%
due 11/01/2038 (m)	3,000	2,963,850
Orlando-Orange County Expressway Authority, Florida,
Expressway Revenue Bonds, VRDN, Sub-Series D,
5.50% due 7/01/2040 (a)(h)	2,000	2,000,000
Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds,
5.125% due 12/01/2028 (a)	6,300	6,287,589
Saint Johns County, Florida, Water and Sewer Revenue
Bonds, CABS, 5.352% due 6/01/2031 (a)(l)	5,065	1,311,025
Saint Petersburg, Florida, Public Utilities Revenue
Refunding Bonds, 5% due 10/01/2035 (c)	6,500	6,404,450
Seminole County, Florida, Water and Sewer Revenue
Bonds, 5% due 10/01/2031	6,250	6,198,813
University of North Florida Financing Corporation,
Capital Improvement Revenue Bonds (Housing
Project), 5% due 11/01/2037 (c)(f)	4,200	4,049,094

		76,123,376

Georgia — 2.2%
Augusta, Georgia, Water and Sewer Revenue Bonds,
5.25% due 10/01/2034 (e)	6,290	6,369,380

Idaho — 0.1%
Idaho Housing and Finance Association, S/F Mortgage
Revenue Bonds, AMT, Series E, 6% due 1/01/2032	410	421,185

Illinois — 10.7%
Chicago, Illinois, GO (b)(f):
(Neighborhoods Alive 21 Program), Series A,
6% due 7/01/2010	2,185	2,374,898
Series A, 6% due 7/01/2010	18,130	19,705,678
Chicago, Illinois, O'Hare International Airport Revenue
Bonds, Third Lien:
AMT, Series B-2, 6% due 1/01/2029 (k)	7,300	7,369,715
Series A, 5% due 1/01/2031 (c)	1,430	1,375,388
Lake, Cook, Kane and McHenry Counties, Illinois,
Community Unit School District Number 220, GO,
6% due 12/01/2020 (f)	125	132,099

		30,957,778

Indiana — 6.0%
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series A, 5% due 1/01/2042 (c)	8,000	7,715,280
Shelbyville, Indiana, Elementary School Building
Corporation Revenue Bonds, First Mortgage,
5.75% due 1/15/2009 (b)(e)	9,280	9,663,635

		17,378,915

	Par
Municipal Bonds	(000)	Value

Kansas — 2.2%
Kansas State Development Finance Authority, Health
Facilities Revenue Bonds (Sisters of Charity
Leavenworth), Series J, 6.125% due 12/01/2020	$ 3,510	$ 3,690,063
Sedgwick and Shawnee Counties, Kansas, S/F
Mortgage Revenue Bonds, AMT, Series A-2, 6.20%
due 12/01/2033 (j)	2,695	2,730,682

		6,420,745

Louisiana — 0.5%
Louisiana State, Gas and Fuels Tax Revenue Bonds,
Series A, 5% due 5/01/2041 (f)	1,600	1,554,576

Massachusetts — 3.6%
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Refunding Bonds, Senior Series A, 5%
due 7/01/2035	5,535	5,374,208
Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, Series A,
5% due 8/15/2030 (e)	5,000	5,033,400

		10,407,608

Michigan — 3.8%
Michigan State Hospital Finance Authority, Revenue
Refunding Bonds (Mercy-Mount Clemens), Series A,
6% due 5/15/2009 (b)(c)	1,000	1,056,240
Michigan State Strategic Fund, Limited Obligation Revenue
Refunding Bonds (Detroit Edison Company Pollution
Control Project), AMT (k):
Series A, 5.50% due 6/01/2030	2,000	1,942,500
Series C, 5.65% due 9/01/2029	5,000	5,029,300
Saint Clair County, Michigan, Economic Revenue
Refunding Bonds (Detroit Edison Co. Project),
Series AA, 6.40% due 8/01/2024 (a)	3,000	3,083,280

		11,111,320

Minnesota — 4.7%
Prior Lake, Minnesota, Independent School District
Number 719, GO (e):
5.50% due 2/01/2016	2,555	2,682,954
5.50% due 2/01/2017	1,830	1,921,646
5.50% due 2/01/2018	3,570	3,748,786
5.50% due 2/01/2019	2,840	2,982,227
Sauk Rapids, Minnesota, Independent School
District Number 47, GO, Series A, 5.625%
due 2/01/2018 (c)	2,185	2,350,426

		13,686,039

Nevada — 0.0%
Nevada Housing Division, S/F Mortgage Revenue Bonds,
AMT, Series A-2, 6.30% due 4/01/2022 (c)	95	96,273

New Jersey — 7.1%
New Jersey EDA, Cigarette Tax Revenue Bonds,
5.75% due 6/15/2034 (m)	6,200	6,492,082
New Jersey EDA, Motor Vehicle Surcharge Revenue
Bonds, Series A, 5.25% due 7/01/2033 (c)	11,000	11,074,800
New Jersey State Turnpike Authority, Turnpike
Revenue Bonds, Series C, 5% due 1/01/2030 (e)	3,000	3,018,540

		20,585,422

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

7

	Par
Municipal Bonds	(000)	Value

Texas — 19.0%
Austin, Texas, Convention Center Revenue Bonds
(Convention Enterprises Inc.), Trust Certificates,
Second Tier, Series B, 6% due 1/01/2011 (b)	$ 1,750	$ 1,899,555
Dallas-Fort Worth, Texas, International Airport, Joint
Revenue Bonds, AMT, Series B, 6%
due 11/01/2023 (c)	1,300	1,301,079
Dallas-Fort Worth, Texas, International Airport Revenue
Bonds, AMT, Series A, 5.50% due 11/01/2033 (c)	16,000	15,592,000
Dallas-Fort Worth, Texas, International Airport Revenue
Refunding and Improvement Bonds, AMT, Series A (f):
5.875% due 11/01/2017	1,835	1,893,977
5.875% due 11/01/2018	2,150	2,208,437
5.875% due 11/01/2019	2,390	2,446,069
El Paso, Texas, Water and Sewer Revenue Refunding and
Improvement Bonds, Series A (e):
6% due 3/01/2015	115	127,051
6% due 3/01/2016	170	187,617
6% due 3/01/2017	180	198,304
Houston, Texas, Community College System, Participation
Interests, COP (Alief Center Project), 5.75%
due 8/15/2022 (c)	4,341	4,462,326
Midland, Texas, Certificates of Obligation, GO,
6.10% due 3/01/2010 (b)(f)	1,850	1,981,036
North Texas Tollway Authority, System Revenue
Refunding Bonds (c):
5.75% due 1/01/2040	10,990	11,361,792
Series A, 5.625% due 1/01/2033	10,975	11,268,142

		54,927,385

Washington — 7.2%
Bellevue, Washington, GO, Refunding, 5.50%
due 12/01/2039 (c)	6,885	7,034,955
Chelan County, Washington, Public Utility District
Number 001, Consolidated Revenue Bonds
(Chelan Hydro System), AMT, Series A, 5.45%
due 7/01/2037 (a)	3,840	3,784,397
Lewis County, Washington, GO, Refunding (a):
5.75% due 12/01/2009 (b)	1,805	1,913,390
5.75% due 12/01/2024	1,640	1,689,200
Seattle, Washington, Municipal Light and Power
Revenue Bonds, 6% due 10/01/2009 (b)(c)	2,500	2,674,025
Seattle, Washington, Water System Revenue Bonds,
Series B, 6% due 7/01/2009 (b)(f)	3,500	3,718,155

		20,814,122

West Virginia — 2.2%
West Virginia State Housing Development Fund, Housing
Finance Revenue Refunding Bonds, Series D, 5.20%
due 11/01/2021 (c)	6,210	6,283,713

Wisconsin — 0.4%
Wisconsin State Health and Educational Facilities Authority
Revenue Bonds (Blood Center of Southeastern
Wisconsin Project), 5.75% due 6/01/2034	1,250	1,251,175

Puerto Rico - 2.0%
Puerto Rico Commonwealth, Public Improvement, GO,
5.125% due 7/01/2030 (e)	5,725	5,742,347

Total Municipal Bonds
(Cost — $452,738,806) — 155.5%		450,842,246

8 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

Schedule of Investments (continued) (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 7.9%
Nassau Health Care Corporation, New York,
Health System Revenue Bonds, 5.75%
due 8/01/2009 (b)(e)	$14,000	$ 14,998,900
New York State Dormitory Authority Revenue Bonds
(School Districts Financing Program), Series D,
5.25% due 10/01/2023 (c)	5,755	5,921,435
Tobacco Settlement Financing Corporation of New York
Revenue Bonds, Series A-1, 5.25% due 6/01/2021 (a)	2,000	2,047,040

		22,967,375

North Carolina — 0.4%
North Carolina HFA, Home Ownership Revenue Bonds,
AMT, Series 14-A, 5.35% due 1/01/2022 (a)	1,235	1,228,948

Ohio — 1.0%
Aurora, Ohio, City School District, COP, 6.10%
due 12/01/2009 (b)(c)	1,745	1,876,608
Kent State University, Ohio, University Revenue Bonds,
6% due 5/01/2024 (a)	1,000	1,047,950

		2,924,558

Oklahoma — 0.9%
Claremore, Oklahoma, Public Works Authority, Capital
Improvement Revenue Refunding Bonds, Series A,
5.25% due 6/01/2014 (b)(e)	2,385	2,685,152

Pennsylvania — 2.3%
Pennsylvania State Higher Educational Facilities Authority,
State System of Higher Education Revenue Bonds,
Series O, 5.125% due 6/15/2024 (a)	6,435	6,445,167
Washington County, Pennsylvania, Capital Funding
Authority Revenue Bonds (Capital Projects and
Equipment Program), 6.15% due 12/01/2029 (a)	305	304,607

		6,749,774

Rhode Island — 3.7%
Providence, Rhode Island, Redevelopment Agency
Revenue Refunding Bonds (Public Safety and
Municipal Buildings), Series A, 5.75%
due 4/01/2010 (a)(b)	5,555	5,979,457
Rhode Island State Health and Educational Building
Corporation Revenue Bonds (Rhode Island School of
Design), Series D, 5.50% due 8/15/2031 (k)	4,685	4,687,155

		10,666,612

South Carolina — 5.6%
South Carolina Housing Finance and Development
Authority, Mortgage Revenue Refunding Bonds, AMT,
Series A-2, 6.35% due 7/01/2019 (e)	1,490	1,545,041
South Carolina State Public Service Authority, Revenue
Refunding Bonds, Series A, 5% due 1/01/2042 (a)	15,000	14,687,550

		16,232,591

Tennessee — 1.3%
Metropolitan Government of Nashville and Davidson
County, Tennessee, Health and Education Facilities
Board Revenue Refunding Bonds (Ascension Health
Credit), Series A, 5.875% due 11/15/2009 (a)(b)	3,500	3,743,425
Tennessee HDA, Revenue Bonds (Homeownership
Program), AMT, Series 2C, 6% due 7/01/2011	70	73,623

		3,817,048

See Notes to Financial Statements.

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (n)	(000)	Value

California — 2.6%
Tustin, California, Unified School District, Senior Lien
Special Tax Bonds (Community Facilities District
Number 97-1) (e):
5% due 9/01/2032	$ 2,915	$ 2,907,648
5% due 9/01/2038	4,620	4,584,103

		7,491,751

Florida — 2.1%
Miami-Dade County, Florida, Aviation Revenue Bonds,
Airport and Marina Imports, Series A, 5.0%
due 10/01/2033 (e)	6,730	6,047,300

Illinois — 5.1%
Chicago, Illinois, O'Hare International Airport, General
Airport Revenue Refunding Bonds, Airport and Marina
Imports, Series A, 5% due 1/01/2038 (e)	15,000	14,820,675

New York — 2.4%
New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds, Series A, 5.25%
due 10/15/2027 (a)	6,750	6,930,023

Total Municipal Bonds Transferred to Tender Option
Bond Trusts (Cost — $36,800,045) — 12.2%		35,289,749

Short-Term Securities	Shares	Value

Merrill Lynch Institutional Tax-Exempt
Fund, 2.16% (o)(p)	43,575,572	$ 43,575,572

Total Short-Term Securities
(Cost — $43,575,572) — 15.0%		43,575,572

Total Investments (Cost — $533,114,423*) — 182.7%		529,707,567
Liabilities in Excess of Other Assets — (5.9%)		(17,125,969)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (6.2%)		(18,074,714)
Preferred Stock, at Redemption Value — (70.6%)		(204,595,105)

Net Assets, Applicable to Common Stock — 100.0%		$ 289,911,779

* The cost and unrealized appreciation (depreciation) of investments as of March 31,
2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 514,935,825

Gross unrealized appreciation	$ 8,484,167
Gross unrealized depreciation	(11,708,688)

Net unrealized depreciation	$ (3,224,521)

(a) AMBAC Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(c) MBIA Insured.
(d) FHA Insured.
(e) FSA Insured.
(f) FGIC Insured.
(g) Radian Insured.
(h) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(i) FHLMC Collateralized.

(j) FNMA/GNMA Collateralized.
(k) XL Capital Insured.
(l) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(m) Assured Guaranty Insured.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	43,255,255	$196,389

(p) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC. MARCH 31, 2008 9

Statement of Assets and Liabilities

March 31, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $489,538,851)	$ 486,131,995
Investments at value — affiliated (cost — $43,575,572)	43,575,572
Cash	54,024
Investments sold receivable	11,396,000
Interest receivable	6,842,649
Prepaid expenses	3,529

Total assets	548,003,769

Liabilities

Investments purchased payable	34,013,949
Income dividends payable	1,117,621
Investment advisory fees payable	200,781
Interest expense and fees payable	78,451
Other affiliates payable	4,484
Other accrued expenses payable	85,336

Total accrued liabilities	35,500,622

Other Liabilities

Trust certificates[1]	17,996,263

Total liabilities	53,496,885

Preferred Stock

Preferred Stock, at redemption value, par value $0.10 per share
(2,100 Series A Shares, 2,100 Series B Shares and 3,980
Series C Shares, authorized, issued and outstanding at
$25,000 per share liquidation preference)	204,595,105

Net Assets Applicable to Common Stock

Net assets applicable to Common Stock	$ 289,911,779

Net Assets Applicable to Common Stock Shareholders Consist of

Common Stock, par value $0.10 per share (22,352,426 shares
issued and outstanding)	$ 2,235,243
Paid-in capital in excess of par	307,598,706
Undistributed net investment income	1,561,097
Accumulated net realized loss	(18,076,411)
Net unrealized appreciation/depreciation	(3,406,856)

Net assets applicable to Common Stock shareholders —
Equivalent to $12.97 net asset value per share of
Common Stock	$ 289,911,779

Statement of Operations

Six Months Ended March 31, 2008 (Unaudited)

Investment Income

Interest	$ 12,073,936
Dividends from affiliates	196,389

Total income	12,270,325

Expenses

Investment advisory	1,394,177
Commissions for Preferred Stock	264,861
Accounting services	75,156
Professional	27,528
Transfer agent	21,053
Printing	18,945
Custodian	15,455
Directors	12,304
Registration	4,787
Miscellaneous	44,363

Total expenses excluding interest expense and fees	1,878,629
Interest expense and fees[1]	92,291

Total expenses	1,970,920
Less fees waived by advisor	(128,229)

Total expenses after waiver	1,842,691

Net investment income	10,427,634

Realized and Unrealized Loss

Net realized loss from investments	(2,352,102)
Net change in unrealized appreciation/depreciation
on investments	(14,416,698)

Total realized and unrealized loss	(16,768,800)

Dividends to Preferred Stock Shareholders from

Net investment income	(3,809,867)

Net Decrease in Net Assets to Common Stock Shareholders
Resulting from Operations	$ (10,151,033)

[1] Related to tender option bond trusts.

[1]	Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.

10 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31, 2008	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 10,427,634	$ 21,591,345
Net realized gain (loss)	(2,352,102)	1,453,420
Net change in unrealized appreciation/depreciation	(14,416,698)	(11,297,856)
Dividends to Preferred Stock shareholders from net investment income	(3,809,867)	(7,380,240)

Net increase (decrease) in net assets applicable to Common Stock shareholders resulting from operations	(10,151,033)	4,366,669

Dividends to Common Stock Shareholders from

Net investment income	(6,705,727)	(13,813,799)

Net Assets Applicable to Common Stock

Total decrease in net assets	(16,856,760)	(9,447,130)
Beginning of period	306,768,539	316,215,669

End of period	$ 289,911,779	$ 306,768,539

End of period undistributed net investment income	$ 1,561,097	$ 1,649,057

See Notes to Financial Statements.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

11

Financial Highlights

Six
		Months Ended		Year Ended September 30,
		March 31, 2008
		(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period		$ 13.72	$ 14.15	$ 14.23	$ 14.41	$ 14.37	$ 14.48

Net investment income[1]		0.47	0.97	0.93	0.97	1.00	1.02
Net realized and unrealized gain (loss)		(0.75)	(0.45)	0.03	(0.09)	—[2]	(0.17)
Dividends to Preferred Stock shareholders from net investment income		(0.17)	(0.33)	(0.29)	(0.18)	(0.09)	(0.10)

Net increase (decrease) from investment operations		(0.45)	0.19	0.67	0.70	0.91	0.75

Dividends to Common Stock shareholders from net investment income		(0.30)	(0.62)	(0.75)	(0.88)	(0.87)	(0.86)

Net asset value, end of period		$ 12.97	$ 13.72	$ 14.15	$ 14.23	$ 14.41	$ 14.37

Market price, end of period		$ 11.72	$ 12.39	$ 12.96	$ 13.90	$ 13.25	$ 13.13

Total Investment Return[3]

Based on net asset value		(3.09%)[4]	1.73%	5.19%	5.35%	7.12%	5.95%

Based on market price		(3.03%)[4]	0.31%	(1.37%)	11.92%	7.80%	3.45%

Ratios to Average Net Assets Applicable to Common Stock

Total expenses, after waiver and excluding interest expense and fees[5,6]	.	1.15%[7]	1.17%	1.16%	1.15%	1.12%	1.14%

Total expenses, after waiver[5]		1.22%[7]	1.54%	1.57%	1.32%	1.17%	1.21%

Total expenses[5]		1.30%[7]	1.61%	1.64%	1.38%	1.27%	1.30%

Net investment income[5]		6.87%[7]	6.94%	6.70%	6.72%	6.93%	7.19%

Dividends to Preferred Stock shareholders		2.51%[7]	2.37%	2.10%	1.27%	0.63%	0.69%

Net investment income to Common Stock shareholders		4.36%[7]	4.57%	4.60%	5.45%	6.30%	6.50%

Supplemental Data

Net assets applicable to Common Stock, end of period (000)		$ 289,912	$ 306,769	$ 316,216	$ 318,044	$ 322,072	$ 321,270

Preferred Stock outstanding at liquidation preference,
end of period (000)		$ 204,500	$ 204,500	$ 204,500	$ 204,500	$ 204,500	$ 204,500

Portfolio turnover		28%	43%	35%	46%	45%	50%

Asset coverage, end of period (000)		$ 2,418	$ 2,500	$ 2,546	$ 2,555	$ 2,575	$ 2,571

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Do not reflect the effect of dividends to Preferred Stock shareholders.

[6]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[7]	Annualized.

See Notes to Financial Statements.

12 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock MuniHoldings Insured Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as a non-diversified, closed-end management investment compa-
ny. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The Fund deter-
mines and makes available for publication the net asset value of its
Common Stock on a daily basis.

The following is a summary of significant accounting policies followed by the Fund.

Valuation of investments: Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund’s Board of Directors (the
"Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in com-
parable investments and various relationships between investments.
Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Fund may purchase securities on a when-issued basis and may pur-
chase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the pur-
chase or sale commitment is made. The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commit-
ment to purchase a security on a when-issued basis, the Fund will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund
invests in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typi-
cally issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certifi-
cates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a financing transaction therefore the municipal securities deposited into a TOB are presented in the Fund’s Schedule of
Investments and the proceeds from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remar-
keting, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At March 31,
2008, the aggregate value of the underlying municipal securities trans-
ferred to TOBs was $35,289,749, the related liability for trust certificates was $17,996,263 and the range of interest rates on the liability for trust certificates was 2.54% to 3.552% .

Financial transactions executed through TOBs generally will underper-
form the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-
term interest rates rise, the Fund’s net investment in TOB Residuals likely will adversely affect the Fund’s investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset value per share.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s investment advisor believes that the Fund’s restrictions on borrowings do not apply to the liability for trust certificates reflected as a result of the Fund’s investment in
TOB Residuals.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

13

Notes to Financial Statements (continued)

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is re-
corded on the ex-dividend dates. Interest income is recognized on the accrual method. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to holders of Preferred Stock are accrued and determined as described in Note 4.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial state-
ments. The Fund files U.S. federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended September 30, 2004 through September 30, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of
Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statements disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial state-
ment disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by the Fund's Board, non-interested Directors (“Independent Directors”)
defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain
BlackRock Closed-End Funds selected by the Independent Directors.
This has approximately the same economic effect for the Independent
Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there-
under represent general unsecured claims against the general assets of the Fund. The Fund may, however, elect to invest in common stock of other certain BlackRock Closed-End Funds selected by the Independent
Directors in order to match its deferred compensation obligations.
Investments to cover the Fund’s deferred compensation liability, if any, are included in other assets on the Statement of Assets and Liabilities.

Other: Expenses directly related to the Fund are charged to the Fund.
Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc., to provide investment advisory and administration serv-
ices. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain

14 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

Notes to Financial Statements (continued)

other services necessary to the operations of the Fund. For such servic-
es, the Fund pays the Advisor a monthly fee at an annual rate of 0.55% .

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Investment Management, LLC. (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee at an annual rate that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended
March 31, 2008, the Fund reimbursed the Advisor $4,583 for certain accounting services expenses which is included in accounting services expenses in the Statement of Operations.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is included in the fees waived by advisor on the Statement of Operations. For the six months ended March 31, 2008, the amount was $13,736.

In addition, the Advisor has agreed to waive its investment advisory fee based on the proceeds of Preferred Stock that exceeds 35% of the Fund’s total net assets. This amount is included in fees waived by advisor on the Statement of Operations. For the six months ended
March 31, 2008, the amount was $114,493.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2008, were $142,216,831 and
$174,985,749, respectively.

4. Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of stock, including
Preferred Stock, par value $0.10 per share, all of which were initially classified as Common Stock. The Board is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Shares issued and outstanding for the six months ended March 31,
2008 and the year ended September 30, 2007 remained constant.

Preferred Stock

Preferred Stock of the Fund has a par value of $0.10 per share and a liquidation preference of $25,000 per share, plus accrued and unpaid dividends, that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at March 31, 2008 were as follows: Series A, 3.229%; Series B,
3.229%; and Series C, 3.259% .

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from 0.25% to 0.375%, calculated on the proceeds of each auction. For the six months ended March 31,
2008, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned commission of $109,156.

Dividends on seven-day Preferred Stock are cumulative at a rate which is reset every seven days based on the results of an auction. If the
Preferred Stock fails to clear the auction on an auction date, the Fund is required to pay the maximum applicable rate on the Preferred Stock to holders of such shares for successive dividend periods until such time as the stock is successfully auctioned. The maximum applicable rate on the Preferred Stock is the higher of 110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate. During the six months ended
March 31, 2008, the Preferred Stock of the Fund was successfully auctioned at each auction date until February 13, 2008. The low, high and average dividend ranges on the Preferred Stock for the Fund for the six months ended March 31, 2008 were as follows:

	Low	High	Average

Series A	3.20%	4.60%	3.749%
Series B	3.10	4.40	3.653
Series C	3.20	4.50	3.711

Since February 13, 2008 the Preferred Stock of the Fund failed to clear any of its auctions. As a result, the Preferred Stock dividend rates were reset to the maximum applicable rate, which ranged from 3.229% to
4.508% . A failed auction is not an event of default for the Fund but it is a liquidity event for the holders of the Preferred Stock. A failed auction occurs when there are more sellers of a fund’s auction rate preferred stock than buyers. It is impossible to predict how long this imbalance will last. An auction for the Fund’s Preferred Stock may not occur for a long time, if ever, and even if liquidity does resume, holders of Preferred
Stock may not have the amount of liquidity they desire or the ability to sell the Preferred Stock at its liquidation preference.

The Fund may not declare dividends or make other distributions on
Common Stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred
Stock is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabil-
ities of the Fund, as set forth in the Fund’s Articles of Incorporation/
Articles Supplementary, are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of
Common Stock (one vote per share) and will vote together with holders of Common Stock (one vote per share) as a single class. However, hold-

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

15

Notes to Financial Statements (concluded)

ers of Preferred Stock, voting as a separate class, are also entitled to elect two Directors for the Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred
Stock, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock,
(b) change the Fund’s subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

5. Capital Loss Carryforward:

As of September 30, 2007, the Fund had a capital loss carryforward of
$11,825,789, of which $11,519,686 expires in 2008 and $306,103 expires in 2012. This amount will be available to offset future realized capital gains.

6. Concentration Risk:

The Fund concentrates its investments in securities issued by state agen-
cies, other governmental entities and U.S. Territories. The Fund is more susceptible to adverse financial, social, environmental, economic, regula-
tory and political factors that may affect these state agencies, other gov-

ernmental entities and U.S. Territories, which could seriously affect the ability of these states and their municipal subdivisions to meet continu-
ing obligations for principal and interest payments and therefore could impact the value of the Fund’s investments and net asset value per share, than if the Fund was not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the
Schedule of Investments.

7. Subsequent Event:

The Fund paid a tax-exempt income dividend to holders of Common
Stock in the amount of $0.050000 per share on May 1, 2008 to shareholders of record on April 15, 2008.

The dividends declared on Preferred Stock for the period April 1, 2008 to April 30, 2008 were as follows: Series A, $125,391; Series B,
$161,469; and Series C, $304,590.

16 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen . Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agents

Common Stock:
Computershare Trust Company, N.A.
Providence, RI 02940

Preferred Stock:
The Bank of New York Mellon
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Additional Information

Dividend Policy

The Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Fund may at times pay out less than the entire amount of net invest-
ment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund dur-
ing such month. The Fund’s current accumulated but undistributed net investment income, if any, is dislcosed in the Statement of Net Assets, which comprises part of the financial information included in this report.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Quarterly performance, semi-annual and annual reports and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website into this report.

BLACKROCK MUNIHOLDINGS INSURED FUND II, INC. MARCH 31, 2008 17

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

18 BLACKROCK MUNIHOLDINGS INSURED FUND II, INC.

MARCH 31, 2008

This report is transmitted to shareholders only. It is not a prospectus.
Past performance results shown in this report should not be consid-
ered a representation of future performance. The Fund has leveraged its Common Stock, which creates risks for Common Stock share-
holders, including the likelihood of greater volatility of net asset value and market price of shares of the Common Stock, and the risk that fluctuations in the short-term dividend rates of the Preferred
Stock, currently set at the maximum reset rate as a result of failed auctions, may affect the yield to Common Stock shareholders.
Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Fund voted
proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange
Commission’s website at http://www.sec.gov.

BlackRock MuniHoldings Insured Fund II, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

#MHINS2-3/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: May 22, 2008